Voya Russell Large Cap Growth Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			17.53%	15.65%	18.07%
Performance Inception Date		Jul. 13, 2015
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell Top 200® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.62%	16.73%	19.19%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.12%	16.24%	18.65%
Performance Inception Date		May 01, 2009
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell Top 200® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.62%	16.73%	19.19%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			17.82%	15.95%	18.35%
Performance Inception Date		May 01, 2009
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell Top 200® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.62%	16.73%	19.19%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.